Fixed assets - Depreciation and amortization - Total - Graphic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and amortization expense	€ (7,134)	€ (7,110)	€ (7,047)
Depreciation and amortization	(2,309)	(2,286)	(2,256)
Depreciation and amortization, property, plant and equipment	(4,880)	(4,838)	(4,791)
Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and amortization expense	(7,134)	(7,110)	(7,047)
Depreciation and amortization	(2,309)	(2,286)	(2,256)
Depreciation and amortization, property, plant and equipment	€ (4,825)	€ (4,824)	€ (4,791)